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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Capital Corporation
                 -------------------------------
   Address:      First National Tower
                 -------------------------------
                 1601 Dodge Street, Suite 3800
                 -------------------------------
                 Omaha, Nebraska 68102
                 -------------------------------

Form 13F File Number: 28-10992
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret L. Doyle
         -------------------------------
Title:   Secretary/Treasurer
         -------------------------------
Phone:   (402) 932-8600
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Margaret L. Doyle           Omaha, Nebraska      5/9/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       -0-
                                        --------------------

Form 13F Information Table Entry Total:    7
                                        --------------------

Form 13F Information Table Value Total:  $60328
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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McCarthy Capital Corporation
FORM 13F
31-Mar-05


                      FORM 13F INFORMATION TABLE


      COLUMN 1                     COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
-------------------------      -------------- --------- -------- ------------------  ---------- ---------- ----------------------
                                                         VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS     SOLE   SHARED  NONE
-------------------------      -------------- --------- -------- ------- ----- ----  ---------- ---------- -------- ------ ------
Carriage Services Inc                    COM  143905107     2360  423700    SH          Defined              423700
Concorde Career Colleges Inc             COM  20651H201     2031  119465    SH          Defined              119465
ENGlobal Corp                            COM  293306106      491  210900    SH          Defined              210900
Novastar Financial, Inc.                 COM  669947400     3241   90000    SH          Defined               90000
Stewart Enterprises Inc. Cl. A           COM  860370105     9560 1554481    SH          Defined             1554481
WCA Waste Corp.                          COM  92926k103     2178  222200    SH          Defined              222200
Cabela's Inc Cl A                        COM  126804301    40467 1961579    SH          Defined             1961579
REPORT SUMMARY                         7     DATA RECORDS  60328             0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED